Consolidated Statements of Stockholders Equity and Comprehensive Income (Deficit) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise of stock options	113,359	368,178	111,843
Purchase of treasury stock	83,802	53,597	6,950
Conversion of shares of Class B common stock to Class A common stock		50,000
Interest rate on senior subordinate notes		2.875%	2.875%
Preferred stock dividend shares	$ 63.80	$ 63.80	$ 63.80
Changes in unrealized loss on hedging transaction, net of tax			$ 2,398
Treasury Stock
Purchase of treasury stock	83,802	53,597	6,950
Additional Paid-in Capital
Exercise of stock options	113,359	368,178	111,843
Conversion of shares of Class B common stock to Class A common stock		50,000
Interest rate on senior subordinate notes		2.875%	2.875%
Accumulated Comprehensive Income
Changes in unrealized loss on hedging transaction, net of tax			2,398
Accumulated Deficit
Preferred stock dividend shares	$ 63.80	$ 63.80	$ 63.80
LAMAR MEDIA CORP
Changes in unrealized loss on hedging transaction, net of tax			2,398
LAMAR MEDIA CORP | Accumulated Comprehensive Income
Changes in unrealized loss on hedging transaction, net of tax			$ 2,398
Common Class A
Exercise of stock options			111,843